INCOME TAXES (Details 2) - CNY (¥) ¥ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Deferred Tax Assets, Tax Credit Carryforwards	¥ 121,831	¥ 89,927
Year 2015 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	10,278	0
Year 2016 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	49,532	10,278
Year 2017 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	21,254	53,105
Year 2018 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	5,290	21,254
Year 2019 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	¥ 35,477	¥ 5,290